PRINCIPAL ACCOUNTING POLICIES (Details 7)	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
PRINCIPAL ACCOUNTING POLICIES
Number of business acquisitions or investments material to businesses or financial results of the entity	0	0
Impairment of goodwill		0	0	0
Impairment on other intangible assets		0	0	0
Impairment of long-lived assets		0	0	0
Intangible assets
Intangible asset useful life					3 years	10 years
Accrued liability for customer reward program
Amount of accrued liability for group's customers reward program	69,440,884	430,852,908	284,668,935
Amount of expenses for group's customers reward program		355,000,000	203,000,000	157,000,000
Allowance for doubtful accounts activity
Balance at beginning of year		5,896,903	4,351,963	4,974,138
Provision for doubtful accounts	1,891,755	11,737,580	2,842,681	376,164
Write-offs		(2,927,299)	(1,297,741)	(998,339)
Balance at end of period		14,707,184	5,896,903	4,351,963
Sales and marketing
Advertising expenses		1,200,000,000	538,000,000	276,000,000